FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4   FAIR VALUE MEASUREMENT
The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value of marketable securities is based on quoted market prices in active markets (level 1). Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
As of December 31, 2014, the Company held government and corporate debt securities with an aggregated cost of  $33,228 thousand and an aggregated fair value of  $32,895 thousand. The gross unrealized gains and losses as of December 31, 2014 were $68 thousand and $249 thousand, respectively. The aggregate fair value of investments with unrealized losses as of December 31, 2014 was $19,529 thousand.
During the year ended December 31, 2014, the Company recognized other-than-temporary impairment of  $152 thousand related to debt securities.
As of December 31, 2013, the Company held debt securities and equity securities. The cost, aggregate fair value and unrealized holding gains and losses by major security types were as follows:
	As of December 31, 2013
	Cost	Aggregate fair value	Unrealized gains, net
	U.S. dollars in thousands
Government and corporate debentures	45,518	46,114	596
Other (equity securities)	588	604	16
	46,106	46,718	612

During the years ended December 31, 2013 and 2012 no other-than-temporary impairments were recognized by the Company.
Contractual maturities of investments in available-for-sale debt securities were as follows:
Fair Value as of December 31, 2014
Due in 1 year	7,732
Due in 2 years	8,011
Due in 3 years	5,726
Due in 4 years	6,112
Due in 5 years	3,773
Due after 5 years	1,541
32,895

Short-term deposits included in cash and cash equivalents were $192,456 thousand and $31,935 thousand, as of December 31, 2014 and 2013, respectively.
The carrying amount of financial instruments, which include cash and cash equivalents, accounts receivable and accounts payable, approximate fair value because of their generally short maturities.